Note Allowance for loan losses (T D R that subsequently defaulted) (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) loans	Dec. 31, 2017 USD ($) loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	527	641
Recorded investment as of first default date | $	$ 36,020	$ 20,305
CRE non-owner occupied
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	2	3
Recorded investment as of first default date | $	$ 11,245	$ 543
CRE owner occupied
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	5	4
Recorded investment as of first default date | $	$ 480	$ 1,912
Commercial and industrial
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	8	5
Recorded investment as of first default date | $	$ 7,208	$ 636
Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	161	110
Recorded investment as of first default date | $	$ 12,362	$ 10,112
Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans		4
Recorded investment as of first default date | $		$ 146
Credit cards
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	236	369
Recorded investment as of first default date | $	$ 2,098	$ 3,286
Home equity lines of credit
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	2	1
Recorded investment as of first default date | $	$ 205	$ 97
Personal Loan
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	107	139
Recorded investment as of first default date | $	$ 2,300	$ 3,461
Auto Loan
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	5	5
Recorded investment as of first default date | $	$ 115	$ 103
Other
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	1	1
Recorded investment as of first default date | $	$ 7	$ 9